Management Report - Corporate Divisions - Deutsche Asset Management (Detail) - Deutsche Asset Management [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net revenues [Abstract]
Management Fees		€ 2,215		€ 2,161		€ 2,299
Performance and transaction fees		199		219		246
Other revenues		118		239		213
Mark-to-market movements on policyholder positions in Abbey Life		0		396		258
Total net revenues		2,532		3,015		3,016
Provision for credit losses		(1)		1		1
Noninterest expenses [Abstract]
Compensation and benefits		778		708		870
General and administrative expenses		1,025		1,071		1,209
Policyholder benefits and claims		0		374		256
Impairment of goodwill and other intangible assets		3		1,021		0
Restructuring activities		(6)		47		(2)
Total noninterest expenses		1,811		3,220		2,334
Noncontrolling interests		1		0		0
Income (loss) before income taxes		€ 720		€ (206)		€ 682
Cost/income ratio		72.00%		107.00%		77.00%
Assets		€ 8,050		€ 12,300	[1]	€ 30,316
Risk-weighted assets	[2]	8,432		8,960		10,757
Average shareholders equity		€ 4,725		€ 4,864		€ 5,352
Post-tax return on average tangible shareholders equity		54.30%	[3]	0.00%		144.90%	[4]
Post-tax return on average shareholders equity		10.30%		(2.80%)		8.20%

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[3]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 160% for the year ended December31, 2017. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33% for the year ended December31, 2017
[4]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (11)% for the year ended December31, 2015. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2015